UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Morrison Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Bitwise Crypto Industry Innovators ETF

Semi-Annual Report

September 30, 2023

(Unaudited)

Bitwise Crypto Industry Innovators ETF

Table of Contents

The Fund files its complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (833) 365-2487, and on the Commission’s website at https://www.sec.gov.

Bitwise Crypto Industry Innovators ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Sector Weightings†

50.7% Information Technology
26.2% Financials
21.2% Short-Term Investment
1.2% Consumer Discretionary
0.7% Industrials

† Sector weightings percentages based on the total fair value of investments. Short-Term Investments purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to the Financial Statements for more detailed information.

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Consumer Discretionary — 1.5%
MercadoLibre*	862	$1,092,912
Financials — 33.1%
Bakkt Holdings*(A)	2,268,968	2,654,693
Bank of New York Mellon	27,125	1,156,881
Block, Cl A*	21,177	937,294
CME Group, Cl A	6,069	1,215,135
Coinbase Global, Cl A*	105,315	7,907,050
DBS Group Holdings	50,067	1,233,976
Galaxy Digital Holdings*(A)	988,119	3,646,978
Interactive Brokers Group, Cl A	13,315	1,152,546
Mastercard, Cl A	2,961	1,172,289
NU Holdings, Cl A*	173,287	1,256,331
PayPal Holdings*	19,378	1,132,838
Visa, Cl A	4,965	1,142,000
		24,608,011
Industrials — 1.0%
Bitcoin Depot*	267,329	703,075
Information Technology — 64.3%
Applied Digital*(A)	639,482	3,990,368
Bit Digital*(A)	875,835	1,874,287
Bitdeer Technologies Group, Cl A*(A)	290,730	2,802,637
Bitfarms*(A)	2,577,421	2,783,310
Description	Shares	Fair Value
Information Technology (continued)
Canaan ADR*	1,857,395	$3,380,459
Cipher Mining*	334,200	778,686
Cleanspark*	367,806	1,401,341
Hive Digital Technologies*(A)	851,470	2,638,801
Hut 8 Mining*(A)	1,563,751	3,088,177
Iris Energy*	417,183	1,547,749
Marathon Digital Holdings*(A)	684,485	5,818,123
MicroStrategy, Cl A*	23,366	7,670,590
Northern Data*	211,112	5,185,544
Riot Platforms*	334,799	3,123,675
Terawulf*(A)	1,212,847	1,528,187
		47,611,934
Total Common Stock
(Cost $70,538,469)		74,015,932
SHORT-TERM INVESTMENT — 26.8%
Invesco Government & Agency Portfolio, Institutional Class 5.26%(B)(C)	19,893,043	19,893,043

Total Short-Term Investment
(Cost $19,893,043)		19,893,043

Total Investments — 126.7%
(Cost $90,431,512)		$93,908,975

Percentages are based on net assets of $74,133,296.

*    Non-income producing security.

(A)   This security or partial position of this security is on loan at September 30, 2023 (see Note 7). The total market value of securities on loan at September 30, 2023 was $18,928,328.

(B)  This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2023 was $19,893,043.

(C)    The rate shown is the 7-day effective yield as of September 30, 2023.

ADR — American Depositary Receipt

Cl      — Class

As of September 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statement of Assets and Liabilities

September 30, 2023 (Unaudited)

Assets:
Investments at Cost	$90,431,512
Foreign Currency, at Cost	25
Investments at Fair Value*	$93,908,975
Cash and Cash Equivalents	90,135
Foreign Currency at Value	34
Dividends Receivable	81,293
Total Assets	94,080,437

Liabilities:
Payable Upon Return Securities Loaned	19,893,043
Advisory Fees Payable	54,098

Total Liabilities	19,947,141

Net Assets	$74,133,296

Net Assets Consist of:
Paid-in Capital	$202,996,485
Total Distributable Earnings (Accumulated Losses)	(128,863,189)

Net Assets	$74,133,296
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,075,000
Net Asset Value, Offering and Redemption Price Per Share	$6.69

*    Includes Value of Securities on Loan of $18,928,328.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statement of Operations

For the Six Months Ended September 30, 2023 (Unaudited)

Investment Income:
Dividend Income	$87,047
Interest Income	8,387
Income from Securities Lending, Net	665,774
Total Investment Income	761,208

Expenses:
Advisory Fees	345,565
Total Expenses	345,565

Net Investment Income (Loss)	415,643

Net Realized Gain (Loss) on:
Investments(1)	(6,041,415)
Foreign Currency Transactions	(4,144)

Net Realized Gain (Loss)	(6,045,559)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	13,491,207
Foreign Currency Translations	9

Net Change in Unrealized Appreciation (Depreciation)	13,491,216

Net Realized and Unrealized Gain (Loss)	7,445,657

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,861,300

(1)     Includes realized gain (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations:
Net Investment Income (Loss)	$415,643	$140,396
Net Realized Gain (Loss)(1)	(6,045,559)	(96,925,872)
Net Change in Unrealized Appreciation (Depreciation)	13,491,216	6,610,944

Net Increase (Decrease) in Net Assets Resulting from Operations	7,861,300	(90,174,532)

Capital Share Transactions:
Issued	6,958,134	32,150,308
Redeemed	(1,416,533)	(6,295,206)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,541,601	25,855,102

Total Increase (Decrease) in Net Assets	13,402,901	(64,319,430)

Net Assets:
Beginning of Year/Period	60,730,395	125,049,825
End of Year/Period	$74,133,296	$60,730,395

Share Transactions:
Issued	875,000	4,325,000
Redeemed	(200,000)	(1,150,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	675,000	3,175,000

(1)     Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	For the Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023	Period Ended March 31, 2022†
Net Asset Value, beginning of year/period	$5.84		$17.31	$24.70
Investment Activities
Net investment income (loss)*	0.04		0.02	(0.14)
Net realized and unrealized gain (loss)	0.81		(11.49)	(6.59)
Total from investment activities	0.85		(11.47)	(6.73)
Distributions to shareholders from:
Net investment income	—		—	(0.66)
Total distributions	—		—	(0.66)
Net Asset Value, end of year/period	$6.69		$5.84	$17.31

Net Asset Value, Total Return (%)(1)	14.55		(66.26)	(27.85)
Ratios to Average Net Assets
Expenses (%)	0.85	(2)	0.85	0.85	(2)
Net investment income (loss) (%)	1.03	(2)	0.23	(0.72	)(2)
Supplemental Data
Net Assets End of Year/Period (000’s)	$74,133		$60,730	$125,050
Portfolio Turnover (%)(3)	31		63	71

*    Per share data calculated using average shares method.

†   Commenced operations May 11, 2021.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Annualized.

(3)   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Bitwise Crypto Industry Innovators ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Fund commenced operations on May 11, 2021.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. Rule 31a-4 under the 1940 Act, sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of September 30, 2023, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities, if any. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $250 per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $250 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of average daily net assets of the Fund.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, began providing services to the Fund. ETC Platform Services administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Bitwise Index Services, LLC, is the sponsor of the Fund’s Index and the Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended September 30, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees. An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$25,155,303	$24,587,960

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six months ended September 30, 2023, the in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gain (Loss)
$6,891,339	$1,401,629	$638,763

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the year that the differences arise.

The tax character of dividends and distributions paid during the year ended March 31, 2023 and period ended March 31, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
2023	$—	$—	$—
2022	3,850,328	—	3,850,328

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

As of March 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Post-October Losses	$(46,784,812)
Capital Loss Carryforwards	(48,070,054)
Unrealized Depreciation	(41,869,623)
Total Distributable Earnings (Accumulated Losses)	$(136,724,489)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022 through March 31, 2023, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of March 31, 2023, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
$42,291,568	$5,778,486	$48,070,054

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at September 30, 2023, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$90,431,512	$11,786,901	$(8,309,438)	$3,477,463

6. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Crypto Asset Risk. Certain of the Fund’s investments may be subject to the risks associated with investing in crypto assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that the technology that facilitates the transfer of a cryptocurrency could fail or be affected by connectivity disruptions, fraud, or cyber attacks; that because crypto assets are a new technological innovation with a limited history, they are highly speculative assets; that future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; that the price of a crypto asset may be impacted by the transactions of a small number of holders of such crypto asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (continued)

Crypto Innovators Risk. The technology relating to crypto assets is new and developing. Companies that use crypto asset technology operate both directly in employing the technology, and by providing infrastructure, solutions and transactional markets for the crypto ecosystem. Currently, there are a limited number of publicly listed or quoted companies for which crypto asset technology represents an attributable and significant revenue stream and, as a result, the Index may include companies that only have indirect involvement in the crypto ecosystem. The use of crypto asset technology may not expand to a larger number of public companies due to friction relating to adoption or the failure of the technologies to realize economic incentives for their use.

An investment in companies actively engaged in crypto asset technology may be subject to the following risks:

•        Crypto asset technology is new and many of its uses may be untested.

•        The companies may not capitalize on crypto asset technology innovation or may be unable to develop uses or applications for such technologies.

•        Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to the crypto ecosystem and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business.

•        Use of crypto asset technology requires public private key cryptography, which may expose a user to losses relating to theft, loss, or destruction and which exposes companies using such technology to enhanced cybersecurity risks.

•        Competing crypto asset technologies may be developed that compete with the technologies selected by a company.

•        Although much of the crypto ecosystem relies on open source development and licensing, companies using crypto asset technology may be subject to conflicting intellectual property claims or licenses that limits the use of a selected crypto asset technology.

•        Crypto asset markets are relatively nascent, are not regulated in a manner similar to U.S. equities markets, have variable liquidity and may be subject to manipulation.

•        Crypto asset systems, including those built using third party products, may be subject to technical defects or vulnerabilities, and such defects or vulnerabilities may not be capable of being cured.

Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non U.S. currencies, changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (continued)

creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Information Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Continued)

7. Securities Lending

The Fund has entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Fund, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of September 30, 2023:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
$18,928,328	$18,928,328	$—	$—

(1)   Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities. Due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral.

The value of loaned securities and related collateral outstanding at September 30, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2023, the cash collateral was invested in a Short-Term Investment with the following maturity:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$19,893,043	$—	$—	$—	$19,893,043

8. OTHER

At September 30, 2023, the records of the Trust reflected that 100% of the Fund’s total shares outstanding was held by three Authorized Participants in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Bitwise Crypto Industry Innovators ETF

Notes to the Financial Statements

September 30, 2023 (Unaudited) (Concluded)

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Bitwise Crypto Industry Innovators ETF

Board Consideration of Advisory Agreement

(Unaudited)

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the Bitwise Crypto Industry Innovators ETF (“BITQ” or the “Fund”), and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided in advance of the Meeting, the extensive discussion with ETC prior to and during the Meeting, including an opportunity with ETC to review its response on a preliminary basis and subsequent discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services.

With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund.

The Board considered that responsibilities with respect to the Fund’s portfolio include developing, implementing, and maintaining the Fund’s investment program; implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; the provision of various administrative services to the Fund and oversight of third-party administrators, quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Bitwise Crypto Industry Innovators ETF

Board Consideration of Advisory Agreement

(Unaudited) (Continued)

Performance.

The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund’s objective was to provide investment results that correspond to the total return performance of its index. The Board received reports regarding the Fund’s past performance, including a report comparing the Fund’s performance to the performance of its underlying index for the year-ended and since-inception (May 11, 2021) time periods ended June 30, 2023, and the Board found that the Fund generally performed in line with its index over the relevant period. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error, such as the Fund’s advisory fee, and contributors to outperformance, such as securities lending income.

The Board also noted that the Fund’s performance was generally in line with that of its underlying index and has outperformed with the benefit of securities lending income since the Fund began participating in securities lending in December of 2022. The Board further noted that it received regular reports regarding the Fund’s performance, including tracking error, at its quarterly meetings throughout the year.

Based on this review, the Board concluded that the performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Cost of Advisory Services and Profitability.

The Board reviewed the advisory fee paid by the Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that the Fund’s advisory fee was the highest among the peer ETFs and second highest among the peer ETFs and mutual funds.

The Board took into account that the Fund’s underlying index was highly specialized, corresponding to the Fund’s strategy, which may contribute to limitations in the construction of the peer group to provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed profitability information from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Bitwise Crypto Industry Innovators ETF

Board Consideration of Advisory Agreement

(Unaudited) (Concluded)

Economies of Scale.

The Board considered whether economies of scale have been realized with respect to the Fund. The Board noted the level of the Fund’s net assets as of June 30, 2023 and the volatility that the Fund has experienced over the prior year. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

Bitwise Crypto Industry Innovators ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2023 to September 30, 2023) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Actual Fund Return	$1,000.00	$1,145.50	0.85%	$4.56
Hypothetical 5% Return	$1,000.00	$1,020.75	0.85%	$4.29

(1)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period shown).

Bitwise Crypto Industry Innovators ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.bitqetf.com.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

BIT-SA-001-0300

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open end management companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open end management companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open end management companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open end management companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: December 1, 2023	Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: December 1, 2023	Trustee and President

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Date: December 1, 2023	Treasurer